INCOME AND SOCIAL CONTRIBUTION TAXES - Income and Social Contribution taxes recoverable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
INCOME AND SOCIAL CONTRIBUTION TAXES
Income taxes recoverable	R$ 245,883	R$ 428,524
Social contribution taxes recoverable	28,706	77,011
Total	R$ 274,589	R$ 505,535